Stock-based compensation (Details 1) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
Mar. 31, 2018 CAD ($) $ / shares shares
Number of shares (in shares)	7,405
Vested (in shares)	7,339
Aggregate intrinsic value | $	$ 1,144
Range One [Member]
Number of shares (in shares)	985
Vested (in shares)	985
Aggregate intrinsic value | $	$ 231
Exercise price per share, lower range limit | $ / shares	$ 0.26
Exercise price per share, upper range limit | $ / shares	$ 0.36
Expiry Date	Apr – Dec 2018
Range Two [Member]
Number of shares (in shares)	860
Vested (in shares)	860
Aggregate intrinsic value | $	$ 284
Expiry Date	Dec 2019
Exercise price per share | $ / shares	$ 0.18
Range Three [Member]
Number of shares (in shares)	1,320
Vested (in shares)	1,320
Aggregate intrinsic value | $	$ 290
Exercise price per share, lower range limit | $ / shares	$ 0.28
Exercise price per share, upper range limit | $ / shares	$ 0.32
Expiry Date	July – Dec 2020
Range Four [Member]
Number of shares (in shares)	2,240
Vested (in shares)	2,240
Aggregate intrinsic value | $	$ 339
Exercise price per share, lower range limit | $ / shares	$ 0.33
Exercise price per share, upper range limit | $ / shares	$ 0.36
Expiry Date	Mar – Nov 2021
Range Five [Member]
Number of shares (in shares)	1,900
Vested (in shares)	1,884
Aggregate intrinsic value | $	$ 0
Exercise price per share, lower range limit | $ / shares	$ 0.52
Exercise price per share, upper range limit | $ / shares	$ 0.62
Expiry Date	May – Oct 2022
Range Six [Member]
Number of shares (in shares)	100
Vested (in shares)	50
Aggregate intrinsic value | $	$ 0
Expiry Date	Feb 2023
Exercise price per share | $ / shares	$ 0.63